EMPLOYEE RELATED LIABILITIES (Schedule of Weighted Average Asset Allocations) (Details)	12 Months Ended
Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	100.00%
Target allocation 2014	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	86.00%
Target allocation 2014, minimum	65.00%
Target allocation 2014, maximum	75.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	14.00%
Target allocation 2014, minimum	25.00%
Target allocation 2014, maximum	35.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	0.00%
Target allocation 2014	0.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	0.00%
Target allocation 2014	0.00%